UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23792

First Trust Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FIRST TRUST PRIVATE CREDIT FUND

Class A Shares – FTCAX

Class I Shares – FTPCX

Annual Report

March 31, 2024

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Private Credit Fund
This report and the consolidated financial statements contained herein are provided for the general information of the shareholders of the First Trust Private Credit Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

FIRST TRUST PRIVATE CREDIT FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
Executive-Level Overview
We like to preface our Annual Shareholder Letter with an Executive-Level Overview to reinforce our investment process and current mindset in present market conditions.
The prior year was marked by aggressive responses to rapid inflation through monetary policy, increasing geopolitical tension, and developed economies displaying resilience despite recessionary fears. However, while headline inflation has shown signs of easing and the economy has outperformed consensus expectations, persistent high core inflation along with seismic shifts in the economy and geopolitics pose a multifaceted challenge for asset allocators going forward. These shifts indicate a transition to a new investment landscape, prompting a reassessment of risk asset behaviors. Our primary focus remains guiding investors through this evolving environment. Amidst amplified volatility in both equity and debt markets, short-term disruptions complicate portfolio management and how to best respond to economic data. Our unwavering approach prioritizes building robust, uncorrelated portfolios that we believe are capable of delivering positive absolute performance across diverse market cycles. This strategy has proven to be prudent, offering investors protection from adverse outcomes despite the increased market turbulence across our range of strategies.
While global interest rates moving higher over the year certainly impacted many long duration asset classes (chiefly public equities), one trend on which we have been acutely focused is the capital flight observed internationally across public and private markets. As the higher-for-longer interest rate environment continues and more companies and assets run into financing issues (either through debt maturities, free-cash-flow problems, or a combination of both), we expect these capital vacuums to present both challenges and opportunities for investors as we move through 2024. Our team remains excited about the prevailing market environment and opportunity set that we expect to unfold over the coming quarters. However, we remain acutely aware of the numerous macro- and micro-level factors that have the potential to drive global risk markets in the months to come.
As is customary in our Annual Shareholder Letter, we will review what we believe to be the important drivers of performance and opportunity in the Fund for the past fiscal year period.
First Trust Private Credit Fund
Over the one-year period ended March 31, 2024, the Fund’s Class I Shares returned a net gain of +13.77%. In comparison, the Fund’s benchmark, the iBoxx Liquid High Yield Index, returned +10.33%. Broader tailwinds continued to benefit the private credit asset class, as elevated base interest rates and the general reduction in bank lending activity created attractive opportunities from both return and risk perspectives.
The Federal Reserve’s signal of potential rate cuts, along with a reassuring economic outlook, spurred robust investor demand in the structured credit market throughout the year. The surge in investors’ appetite for risk and an imbalance in available supply resulted in new issuances pricing near or above par and a broad-based tightening of spreads across the credit spectrum. New issuance volume marked highs since the Great Financial Crisis, as borrowers seized on the opportunity to refinance and reduce their near-term maturity walls continuing the upward trajectory from the COVID shutdown period. Accordingly, the Fund saw a modest compression in yield to expected call and a significant pull to par in the structured credit portfolio holdings over the year.

Similar effects were felt within the direct lending market, with heightened competition between the broadly syndicated market and private lenders leading to a modest decrease in yields. At the start of the calendar year, the Fund’s exposure within the direct lending portion of the portfolio was an unlevered current yield of 12.58%, decreasing to 12.00% as of period end which helps supports the Fund’s stated distribution rate of 10.00%. Overall, this reflects a healthier credit market as access to capital becomes more broadly available. Despite these market dynamics, the Fund maintained its edge within the core middle-market sector, avoiding the majority of the competition and preserving strict covenants within our investments.
At the onset of 2024, the Federal Reserve’s dovish messaging led the futures market to price in six rate cuts for the year, implying a year-end Federal Funds rate of 3.83%. As of March 31st, the futures market was pricing only two and a half potential rate cuts, implying a year-end Federal Funds rate of 4.66%. The reversal in rate cut expectations stemmed from higher-than-expected inflation numbers and strong economic data. The material shift suggests the Fed’s “higher-for-longer” strategy may come to fruition with base interest rates remaining elevated.
New allocations across the year included a handful of positions in asset-based lending, structured credit (Collateralized Loan Obligations), direct lending, and SRT/CRT (Significant Risk Transfer / Capital Relief Trade) opportunities. The Fund maintained its balanced multi-sector approach to provide varied private credit exposure with a focus on core middle-market borrowers. The Fund implemented a relative value and opportunistic methodology to portfolio construction, enabling it to tilt exposures based on attractive opportunities. Based on the current and go-forward expected yields of underlying positions within the Fund’s portfolio, we remain confident in the Fund’s ability to generate income that is sufficient to cover the intended distribution rate of the Fund as it has over the prior year.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Kind Regards,

Michael D. Peck, CFA	Brian R. Murphy
Chief Executive Officer, Co-Chief Investment Officer	Co-Chief Investment Officer
mpeck@firsttrustcapital.com	bmurphy@firsttrustcapital.com

First Trust Private Credit Fund
FUND PERFORMANCE
March 31, 2024 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I Shares with a similar investment in the Bloomberg U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. The index does not reflect expenses, fees, or sales charges, which would lower performance.
The performance of the Fund’s other share class, Class A, will differ based on the differences in sales load and fees paid by shareholders investing in Class A Shares.
The Bloomberg U.S. Aggregate Bond Index measures the performance of the US investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States — including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of at least one year. The index is unmanaged and it is not available for investment.
iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. The index is unmanaged and it is not available for investment.
Average Annual Total Returns as of March 31, 2024	1 Year	Since Inception (Annualized)
First Trust Private Credit Fund – Class I (Inception Date May 9, 2022)	13.77%	8.90%
First Trust Private Credit Fund – Class A (Commencement of operations June 6, 2023)	N/A	10.59%*
Bloomberg U.S. Aggregate Bond Index	1.70%	0.93%
iBoxx USD Liquid High Yield Index TR	10.33%	6.35%

* Not annualized.
The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (877) 779-1999.
Performance results include the effect of expense reduction arrangements for some, or all the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

First Trust Private Credit Fund
FUND PERFORMANCE — Continued
March 31, 2024 (Unaudited)

Fund performance is shown net of fees. For the Fund’s current expense ratios, please refer to the Consolidated Financial Highlights Section of this report.
Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
First Trust Private Credit Fund
Opinion on the financial statements
We have audited the accompanying consolidated statement of assets and liabilities of First Trust Private Credit Fund (the “Fund”), including the consolidated schedule of investments, as of March 31, 2024, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for the year then ended and for the period from May 9, 2022 (commencement of operations) through March 31, 2023, the consolidated financial highlights for the year then ended and for the period from May 9, 2022 (commencement of operations) through March 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of operations and cash flows for the year then ended, the changes in its net assets for the year then ended and for the period from May 9, 2022 (commencement of operations) through March 31, 2023, the consolidated financial highlights for the year then ended and for the period from May 9, 2022 (commencement of operations) through March 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31 2024, by correspondence with the custodians, underlying fund managers and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ GRANT THORNTON LLP
We have served as the auditor of one or more of First Trust Capital Management L.P.’s investment companies since 2016.
Dallas, Texas
June 3, 2024

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2024

Principal Amount1		Value
	ASSET-BACKED SECURITIES – 5.4%
$2,000,000	Broadway 1 Junior Mortgage Class JNR, 13.312% (1-Month Term SOFR+800 basis points), 4/12/20312,3,4	$2,000,000
3,000,000	Deutsche Bank AG Series 2021-1X, Class CLN, 14.076% (3-Month Term SOFR+876 basis points), 2/21/20294	2,932,500
3,500,0005	Ducati Series 2024-1, 12.935%, 6/20/20306	3,776,028
	TOTAL ASSET-BACKED SECURITIES (Cost $8,764,282)	8,708,528
	BANK LOANS – 33.0%
297,750	Accordion Partners 11.591%, 8/29/20294	297,750
349,500	11.889%, 8/29/20294	349,500
1,443,609	AIS Holdco, LLC 10.313% (3-Month Term SOFR+500 basis points), 8/15/20252,3	1,412,932
635,000	Alegeus Technologies Holding Corp. 13.749%, 9/4/20264	635,000
829,124	Arcline FM Holdings, LLC 10.880% (3-Month Term SOFR+475 basis points), 6/23/20282,3	830,679
432,046	Athos Merger Sub, LLC 10.605% (1-Month Term SOFR+500 basis points), 7/31/20262,3	422,865
359,229	13.855%, 7/31/20273,4	347,230
1,000,000	Black Rifle Coffee Company, LLC 13.869%, 8/10/20284	980,000
1,992,301	Cardinal Parent, Inc. 9.998% (3-Month Term SOFR+450 basis points), 11/12/20272,3	1,885,215
2,750,000	CIRE Alto OpCo, LLC 10.800%, 11/29/20244	2,750,000
4,000,000	Cooper Mach 10.820%, 12/13/20274	3,960,000
990,000	CPC/Cirtec Holdings, Inc. 11.598%, 1/30/20294	991,980
92,827	Dentive Capital, LLC 12.320%, 12/23/20284	91,202
278,629	12.348%, 12/23/20284	273,753
468,482	Fingerpaint Group 12.198%, DDTL, 12/20/20264	460,893
601,071	12.198%, 12/20/20264	591,334
496,203	Florida Food Products, LLC 10.441% (1-Month Term SOFR+500 basis points), 10/18/20282,3	440,794
1,544,449	Florida Marine 15.241%, 3/17/20284	1,567,616

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Principal Amount1		Value
	BANK LOANS (Continued)
$75,000	Fortis Payment Systems, LLC 11.150%, 2/13/20264	$73,500
1,500,000	11.165%, 2/13/20264	1,470,000
2,640,631	Global IID Parent, LLC 10.152% (1-Month Term SOFR+450 basis points), 12/16/20282,3	2,550,960
243,366	H.W. Lochner, LLC 12.230%, 7/2/20274	239,399
1,460,195	IDC Infusion Services 11.852%, 7/7/20284	1,439,898
129,870	11.889%, 7/7/20284	128,065
1,086,153	Ivanti Software, Inc. 9.839% (3-Month Term SOFR+425 basis points), 12/1/20272,3	1,019,627
496,937	Monroe Capital Corp. 11.310%, 12/20/20284	486,999
495,000	11.310%, 12/20/20284	485,100
498,744	Neptune Bidco US, Inc. 10.173% (1-Month Term SOFR+475 basis points), 10/11/20283,7	458,133
1,989,987	10.423% (1-Month Term SOFR+500 basis points), 4/11/20292,3	1,839,375
1,566,808	Orthopaedic (ITC) Buyer, LLC 11.948%, 7/31/20284	1,560,855
1,463,966	PhyNet Dermatology, LLC 11.988%, 10/20/20294	1,447,569
1,275,162	Project Castle, Inc. 10.830% (3-Month Term SOFR+550 basis points), 6/1/20292,3	1,161,462
2,802,659	Project Leopard Holdings, Inc. 10.663% (3-Month Term SOFR+525 basis points), 7/20/20292,3	2,600,167
4,750,000	RHF VI Funding, LLC 11.750%, 11/19/20244	4,750,000
982,770	Riskonnect, Inc. 10.998%, 12/7/20284	972,943
638,975	Royal Palm I 12.340%, 10/24/2033*,4	638,975
43,616	Royal Palm II 13.340%, 10/24/2028*,4	43,616
251,400	Shryne Group, Inc. 17.000% Cash, 1.000% PIK, 5/26/20264,8	252,657
981,200	South Florida ENT Associates 12.490%, 12/31/20254	963,146
545,572	Steward Health Care System, LLC 16.180%, 6/30/20244	545,572
2,066,056	21.250%, 12/31/20274,8	1,962,753
220,374	Stronghold Digital Mining, Inc. 15.328%, 10/25/20254	215,966
1,356,897	Synamedia Americas Holdings, Inc. 13.080%, 12/5/20284	1,319,582

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Principal Amount1		Value
	BANK LOANS (Continued)
$265,891	TA/WEG Holdings, LLC 10.840%, 10/2/20274	$265,891
605,539	10.840%, 10/4/20274	605,539
880,212	Tank Holding Corp. 11.176%, 3/31/2028	871,551
3,852	11.080%, 3/31/2028	3,739
134,410	11.330%, 3/31/2028	133,066
693,000	11.426%, 3/31/2028	686,070
156,886	Taoglas Group Holdings Limited 12.620%, 2/28/20294	148,006
777,159	12.598%, 2/28/20294	733,171
858,568	TCW Fenix Topco, LLC 11.810%, 3/28/20294	832,554
2,500,000	USN OPCO, LLC 11.212%, 12/21/20264	2,475,000
	TOTAL BANK LOANS (Cost $52,984,346)	53,669,649
Number of Shares
	CLOSED-END FUNDS – 1.8%
176,976	Palmer Square Capital BDC, Inc.9	2,882,939
	TOTAL CLOSED-END FUNDS (Cost $2,900,005)	2,882,939
Principal Amount1
	COLLATERALIZED LOAN OBLIGATIONS – 28.5%
500,000	Antares Loan Funding CLO 0.000%, 2/17/2032*,4	558,191
500,000	Apidos CLO Ltd. Series 2017-28A, Class C, 8.079% (3-Month Term SOFR+276 basis points), 1/20/20312,3,10	489,815
60,527	Ares Capital Corp. Series 2023-1, 0.000%, 7/11/2033*,4	64,923
500,000	Ares CLO Ltd. Series 2016-40A, Class CRR, 8.376% (3-Month Term SOFR+306 basis points), 1/15/20292,3,10	498,995
500,000	Assurant CLO Ltd. Series 2017-1A, Class ER, 12.779% (3-Month Term SOFR+746 basis points), 10/20/20342,3,10	470,299
750,000	Barings CLO Ltd. Series 2018-3A, Class E, 11.329% (3-Month Term SOFR+601 basis points), 7/20/20292,3,10	742,497
500,000	Series 2018-4A, Class D, 8.476% (3-Month Term SOFR+316 basis points), 10/15/20302,3,10	499,242

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$250,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class DR, 11.179% (3-Month Term SOFR+586 basis points), 1/20/20312,3,10	$236,040
250,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-4RA, Class C, 8.476% (3-Month Term SOFR+316 basis points), 7/15/20302,3,10	244,660
1,000,000	Series 2014-2RA, Class C, 8.369% (3-Month Term SOFR+306 basis points), 5/15/20312,3,10	992,502
625,000	Series 2014-3RA, Class C, 8.531% (3-Month Term SOFR+321 basis points), 7/27/20312,3,10	614,616
250,000	Carlyle Global Market Strategies Ltd. Series 2014-1A, Class DR, 8.178% (3-Month Term SOFR+286 basis points), 4/17/20312,3,10	243,451
500,000	Carlyle U.S. CLO Ltd. Series 2017-4A, Class C, 8.376% (3-Month Term SOFR+306 basis points), 1/15/20302,3,10	496,250
500,000	Cedar Funding XVII CLO Ltd. Series 2023-17A, Class E, 13.478% (3-Month Term SOFR+816 basis points), 7/20/20362,3,4,10	513,499
500,000	CIFC Funding Ltd. Series 2017-3A, Class C, 9.229% (3-Month Term SOFR+391 basis points), 7/20/20302,3,10	498,921
500,000	Series 2017-4A, Class D, 11.680% (3-Month Term SOFR+636 basis points), 10/24/20302,3,10	498,161
250,000	Series 2018-2A, Class C, 8.429% (3-Month Term SOFR+311 basis points), 4/20/20312,3,10	249,471
875,000	Series 2018-2A, Class D, 11.429% (3-Month Term SOFR+611 basis points), 4/20/20312,3,10	878,253
500,000	Series 2013-3RA, Class D, 11.480% (3-Month Term SOFR+616 basis points), 4/24/20312,3,10	497,789
500,000	Clear Creek CLO Series 2015-1A, Class DR, 8.529% (3-Month Term SOFR+321 basis points), 10/20/20302,3,10	499,477
500,000	Dryden Senior Loan Fund Series 2013-30A, Class DR, 8.169% (3-Month Term SOFR+286 basis points), 11/15/20282,3,10	494,028
500,000	Series 2022-106A, Class D, 11.014% (3-Month Term SOFR+570 basis points), 10/15/20352,3,10	509,567
500,000	Elmwood CLO Ltd. Series 2022-1A, 11.668% (3-Month Term SOFR+635 basis points), 4/20/20352,3,10	507,041
500,000	Galaxy CLO Ltd. Series 2018-25A, Class D, 8.686% (3-Month Term SOFR+336 basis points), 10/25/20312,3,10	499,226
500,000	Series 2018-26A, 11.437% (3-Month Term SOFR+611 basis points), 11/22/20312,3,10	501,146

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	Generate CLO Ltd. Series 2023-12A, Class E, 13.718% (3-Month Term SOFR+840 basis points), 7/20/20362,3,10	$513,472
500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class D, 8.526% (3-Month Term SOFR+321 basis points), 10/15/20302,3,10	499,455
500,000	HPS Loan Management Ltd. Series 8A-2016, Class DR, 8.479% (3-Month Term SOFR+316 basis points), 7/20/20302,3,10	497,414
500,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.579% (3-Month Term SOFR+816 basis points), 7/15/20362,3,10	513,233
1,500,000	Kohlberg CLO 0.000%, 12/28/20334	1,548,319
500,000	Magnetite CLO Ltd. Series 2018-20A, Class E, 10.929% (3-Month Term SOFR+561 basis points), 4/20/20312,3,10	503,081
3,000,000	MCF CLO Ltd. Series 2018-1A, Class SUB, 0.000%, 7/18/20302,7,10	2,479,407
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/20332,7,9,10	1,414,872
935,000	Neuberger Berman CLO XXII Ltd. Series 2016-22A, Class DR, 8.678% (3-Month Term SOFR+336 basis points), 10/17/2030*,2,3,10	937,070
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D, 8.429% (3-Month Term SOFR+311 basis points), 4/20/20302,3,10	497,686
500,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.736% (3-Month Term SOFR+341 basis points), 7/25/20302,3,10	496,457
500,000	OCP CLO Ltd. 8.778% (3-Month Term SOFR+346 basis points), 10/17/20302,3,10	497,760
500,000	Series 2019-17A, Class ER, 12.079% (3-Month Term SOFR+676 basis points), 7/20/20322,3,10	505,505
500,000	Octagon Investment Partners 33 Ltd. Series 2017-1A, Class C, 8.329% (3-Month Term SOFR+301 basis points), 1/20/20312,3,10	486,843
800,000	OSD CLO Ltd. Series 2023-27A, Class E, 13.564% (3-Month Term SOFR+825 basis points), 4/16/20352,3,10	803,846
500,000	OZLM Ltd. Series 2018-22A, Class C, 8.228% (3-Month Term SOFR+291 basis points), 1/17/20312,3,10	494,471
500,000	Series 2018-20A, Class C, 8.529% (3-Month Term SOFR+321 basis points), 4/20/20312,3,10	494,454

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$600,0005	Palmer Square European Loan Funding Series 2023-1A, Class SUB, 0.000%, 11/15/2032*,2,6,7,9,10	$611,954
300,0005	Series 2023-1X, Class E, 10.431% (3-Month Euribor+653 basis points), 11/15/20322,3,6,9	324,818
900,0005	Series 2023-2X, Class SUB, 0.000%, 1/15/2033*,2,6,7,9	848,015
1,000,0005	Series 2023-3X, Class SUB, 0.000%, 5/15/2033*,2,6,7,9	1,087,522
2,500,0005	Series 2024-1X, Class SUB, 0.000%, 8/15/2033*,2,4,6,7	2,697,163
1,050,0005	Series 2023-1X, Class SUB, 0.000%, 7/15/2036*,2,6,7,9	1,013,942
1,450,0005	Series 2023-2X, Class SUB, 0.000%, 10/15/2036*,2,6,7,9	1,568,528
825,000	Palmer Square Loan Funding Ltd. Series 2023-1A, Class SUB, 0.000%, 7/20/2031*,2,7,9,10	889,160
750,000	Series 2023-1A, Class D, 13.318% (3-Month Term SOFR+800 basis points), 7/20/20312,3,9,10	753,582
450,000	Series 2022-4A, Class SUB, 0.000%, 7/24/2031*,2,7,9,10	430,974
300,000	Series 2022-4A, Class D, 12.609% (3-Month Term SOFR+729 basis points), 7/24/20312,3,9,10	299,072
500,000	Series 2023-2A, Class SUB, 0.000%, 1/25/2032*,2,7,9,10	511,018
1,250,000	Series 2023-4A, Class SUB, 0.000%, 10/20/2033*,2,7,9,10	1,262,225
500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/2036*,2,7,9,10	461,574
500,000	Series 2023-3A, Class SUB, 0.000%, 1/20/2037*,2,7,9,10	502,791
1,540,000	Series 2024-1A, Class SUB, 0.000%, 4/15/2037*,2,7,10	1,504,918
500,000	Post CLO Ltd. Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/20372,3,10	495,676
500,000	Regatta Funding Ltd. Series 2018-3A, Class E, 11.536% (3-Month Term SOFR+621 basis points), 10/25/20312,3,10	487,792
500,000	RR Ltd. Series 2018-5A, Class C, 8.676% (3-Month Term SOFR+336 basis points), 10/15/20312,3,10	501,117
500,000	Sound Point CLO Ltd. Series 2017-3A, Class C, 8.579% (3-Month Term SOFR+326 basis points), 10/20/20302,3,10	491,235
500,000	Stewart Park CLO Ltd. Series 2015-1A, Class ER, 10.856% (3-Month Term SOFR+554 basis points), 1/15/20302,3,10	469,770
375,000	TCI-Flatiron CLO Ltd. Series 2018-1A, Class ER, 11.731% (3-Month Term SOFR+641 basis points), 1/29/20322,3,10	376,545
500,000	THL Credit Wind River CLO Ltd. Series 2018-2A, Class D, 8.576% (3-Month Term SOFR+326 basis points), 7/15/20302,3,10	476,113
500,000	Voya CLO Ltd. Series 2017-1A, Class C, 8.908% (3-Month Term SOFR+359 basis points), 4/17/20302,3,10	497,545

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	Series 2013-1A, Class CR, 8.526% (3-Month Term SOFR+321 basis points), 10/15/20302,3,10	$489,805
750,000	Series 2014-1A, Class CR2, 8.360% (3-Month Term SOFR+306 basis points), 4/18/20312,3,10	721,561
250,000	Series 2018-2A, Class D, 8.326% (3-Month Term SOFR+301 basis points), 7/15/20312,3,10	243,546
400,000	Series 2016-3A, Class CR, 8.810% (3-Month Term SOFR+351 basis points), 10/18/20312,3,10	389,940
500,000	Series 2019-2A, Class D, 9.279% (3-Month Term SOFR+396 basis points), 7/20/20322,3,10	496,815
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $45,213,104)	46,386,121

Number of Shares

	PRIVATE INVESTMENT FUNDS – 13.9%
N/A11	DSC Meridian Credit Opportunities Onshore4	5,416,679
2,750,000	IFRG Investor III LP4	2,805,000
N/A11	Linden Investors LP4	2,437,709
N/A11	Old Orchard Credit Fund LP4	3,377,429
N/A11	Seer Capital Regulatory Capital Relief Fund	3,000,000
N/A11	TCW Direct Lending VIII, LLC	3,006,701
N/A11	Whitehawk IV-Plus Onshore Fund LP	2,309,844
N/A11	Wynwood BN, LLC	305,300
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $22,026,743)	22,658,662
	SHORT-TERM INVESTMENTS – 16.5%
26,872,732	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 5.21%12	26,872,732
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,872,732)	26,872,732
	TOTAL INVESTMENTS – 99.1% (Cost $158,761,212)	161,178,631
	Assets in Excess of Other Liabilities – 0.9%	1,509,968
	TOTAL NET ASSETS – 100.0%	$162,688,599
IDC – Industrial Development Corporation
LLC – Limited Liability Company
LP – Limited Partnership
* Non-income producing security.
1 Principal Amount denoted in USD unless otherwise noted.
2 Callable.
3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 8.
5 Principal Amount denoted in local currency.
6 Foreign security denominated in U.S. Dollars.
7 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
8 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
9 Affiliated company.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $36,674,700, which represents 22.54% of the total net assets of the Fund.
11 Investment does not issue shares.
12 The rate is the annualized seven-day yield at period end.

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
DSC Meridan Credit Opportunities Onshorea	Quarterlyb	65 Days	$5,000,000	$5,416,679	5/1/2023
IFRG Investor III LPa	Not permitted	N/A	2,750,000	2,805,000	7/28/2023
Linden Investors LPa	Quarterlyb	65 Days	2,250,000	2,437,709	5/1/2023
Old Orchard Credit Fund LPa	Quarterlyb	65 Days	3,250,000	3,377,429	5/31/2023
Palmer Square Capital BDC, Inc.	Not permitted	N/A	400,000	407,250	2/1/2023
Seer Capital Regulatory Capital Relief Funda	Not permitted	N/A	3,000,000	3,000,000	3/7/2023
TCW Direct Lending VIII LLCa	Not permitted	N/A	3,194,335	3,006,701	8/9/2023
WhiteHawk IV-Plus Onshore Fund, L.P.a	Not permitted	N/A	2,282,408	2,309,844	6/29/2023
Wynwood BN, LLCa	Not permitted	N/A	300,000	305,300	1/26/2023
Totals			$22,426,743	$22,065,912

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2024	Unrealized Appreciation/ (Depreciation)
EUR	BNP Paribas	EUR per USD	4/5/2024	(2,500,000)	$(2,708,750)	$(2,698,016)	$10,734
EUR	BNP Paribas	EUR per USD	4/22/2024	(40,000)	(43,968)	(43,198)	770
EUR	BNP Paribas	EUR per USD	4/22/2024	(50,000)	(53,890)	(53,997)	(107)
EUR	BNP Paribas	EUR per USD	5/15/2024	(3,500,000)	(3,806,250)	(3,783,309)	22,941
EUR	BNP Paribas	EUR per USD	5/22/2024	(80,000)	(87,760)	(86,499)	1,261
EUR	BNP Paribas	EUR per USD	7/22/2024	(50,000)	(55,198)	(54,215)	983
EUR	BNP Paribas	EUR per USD	7/22/2024	(60,000)	(64,932)	(65,059)	(127)
EUR	BNP Paribas	EUR per USD	8/22/2024	(60,000)	(66,000)	(65,147)	853
EUR	BNP Paribas	EUR per USD	10/22/2024	(20,000)	(22,210)	(21,784)	426
EUR	BNP Paribas	EUR per USD	10/22/2024	(50,000)	(54,325)	(54,460)	(135)
EUR	BNP Paribas	EUR per USD	10/24/2024	(40,000)	(44,156)	(43,572)	584
EUR	BNP Paribas	EUR per USD	11/22/2024	(80,000)	(88,355)	(87,259)	1,096
EUR	BNP Paribas	EUR per USD	1/22/2025	(110,000)	(121,054)	(120,321)	733
EUR	BNP Paribas	EUR per USD	2/21/2025	(50,000)	(55,340)	(54,767)	573
EUR	BNP Paribas	EUR per USD	4/22/2025	(110,000)	(121,551)	(120,818)	733
EUR	BNP Paribas	EUR per USD	5/22/2025	(498,000)	(554,248)	(547,737)	6,511
EUR	BNP Paribas	EUR per USD	7/22/2025	(90,000)	(99,658)	(99,269)	389
EUR	BNP Paribas	EUR per USD	8/22/2025	(30,000)	(33,420)	(33,138)	282
EUR	BNP Paribas	EUR per USD	10/22/2025	(708,000)	(791,782)	(784,274)	7,508
EUR	BNP Paribas	EUR per USD	11/21/2025	(30,000)	(33,465)	(33,279)	186
EUR	BNP Paribas	EUR per USD	1/22/2026	(80,000)	(89,070)	(89,001)	69

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2024

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2024	Unrealized Appreciation/ (Depreciation)
EUR	BNP Paribas	EUR per USD	2/20/2026	(680,000)	$(760,920)	$(757,537)	$3,383
EUR	BNP Paribas	EUR per USD	4/22/2026	(50,000)	(55,855)	(55,861)	(6)
EUR	BNP Paribas	EUR per USD	6/18/2026	(944,000)	(1,062,000)	(1,057,499)	4,501
EUR	BNP Paribas	EUR per USD	7/22/2026	(50,000)	(55,800)	(56,102)	(302)
EUR	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(55,975)	(56,347)	(372)
EUR	BNP Paribas	EUR per USD	11/6/2026	(1,408,000)	(1,576,960)	(1,587,859)	(10,899)
TOTAL FORWARD FOREIGN CURRECY EXCHANGE CONTRACTS					$(12,562,892)	$(12,510,324)	$52,568

EUR – Euro

See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of March 31, 2024

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	5.4%
Bank Loans	33.0%
Closed-End Funds	1.8%
Collateralized Loan Obligations	28.5%
Private Investment Funds	13.9%
Short-Term Investments	16.5%
Total Investments	99.1%
Other assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2024

Assets:
Investments in securities, at fair value
Unaffiliated investments (cost $139,499,365)	$142,113,565
Affiliated investments (cost $19,261,847)	19,065,066
Forward foreign currency exchange contracts	64,516
Cash	999,221
Receivables:
Investment securities sold	840,538
Interest and dividends	1,251,335
Fund shares sold	648,809
Due from Investment Adviser	14,041
Prepaid expenses	27,034
Total assets	165,024,125
Liabilities:
Forward foreign currency exchange contracts	11,948
Payables:
Investment securities purchased	496,831
Fund shares redeemed	1,651,876
Audit fee	56,981
Legal fees	25,258
Distribution fees – Class A (Note 3)	1
Distribution fees – Class I (Note 3)	20,879
Deferred tax liability	16,868
Shareholder reporting fees	14,194
Fund services expense	13,928
Chief Compliance Officer fees	2,852
Trustees’ fees and expenses	192
Accrued other expenses	23,718
Total liabilities	2,335,526
Net Assets	$162,688,599
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES — Continued
As of March 31, 2024

Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$159,564,528
Total accumulated earnings	3,124,071
Net Assets	$162,688,599
Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$1,106
Shares of beneficial interest issued and outstanding	105.82
Net asset value, offering and redemption price per share	$10.45
Maximum sales charge (4.50% of offering price)*	$0.49
Maximum offer price to public	$10.94
Class I Shares:
Net assets applicable to shares outstanding	$162,687,493
Shares of beneficial interest issued and outstanding	15,567,629
Net asset value, offering and redemption price per share	$10.45

* Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended March 31, 2024

Investment Income:
Dividends	$537,951
Interest	6,453,527
Interest from affiliated issuers	1,344,983
Total investment income	8,336,461
Expenses:
Investment Adviser fees	1,099,464
Legal fees	168,250
Audit fee	95,000
Distribution fees – Class I (Note 3)	86,683
Distribution fees – Class A (Note 3)	1
Fund services expense	71,516
Trustees’ fees and expenses	70,692
Shareholder reporting fees	46,772
Registration fees	40,298
Chief Compliance Officer fees	35,926
Tax services	12,931
Offering costs (Note 2)	12,084
Miscellaneous	45,798
Total expenses	1,785,415
Investment Adviser Fee waived	(530,751)
Net expenses	1,254,664
Net investment income	7,081,797
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	258,142
Foreign currency transactions	55,560
Forward contracts	(82,531)
Net realized gain (loss)	231,171
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	2,590,646
Investments in affiliated issuers	(202,513)
Forward contracts	(38,790)
Foreign currency transactions	(1,023)
Net change in unrealized appreciation/depreciation	2,348,320
Net realized and unrealized gain (loss) on investments, foreign currency and forward contracts	2,579,491
Net Increase in Net Assets from Operations	$9,661,288
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Year or Period Ended March 31, 2024	For the Period May 9, 20221 Through March 31, 2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$7,081,797	$650,961
Net realized gain (loss) on investments, foreign currency and forward contracts	231,171	95,393
Net change in unrealized appreciation/depreciation on investments and forward contracts	2,348,320	126,696
Net increase in net assets resulting from operations	9,661,288	873,050
Distributions to Shareholders:
Distributions:
Class A2	(76)	—
Class I	(6,980,305)	(478,831)
Total distributions to shareholders	(6,980,381)	(478,831)
Capital Transactions:
Net proceeds from shares sold:
Class A2	1,000	—
Class I	133,242,086	30,494,159
Reinvestment of distributions:
Class A2	76	—
Class I	212,152	21,172
Cost of shares redeemed:
Class I	(4,457,172)	—
Net increase in net assets from capital transactions	128,998,142	30,515,331
Total increase in net assets	131,679,049	30,909,550
Net Assets:
Beginning of period	31,009,550	100,0003
End of period	$162,688,599	$31,009,550
Capital Share Transactions:
Shares sold:
Class A2	99	—
Class I	12,898,799	3,075,478
Shares reinvested:
Class A2	7	—
Class I	20,783	2,134
Shares redeemed:
Class I	(429,565)	—
Net increase in capital share transactions	12,490,123	3,077,612

1 Commencement of operations.
2 Class A Shares commenced public offering on June 6, 2023.
3 First Trust Capital Management L.P. (the “Investment Adviser”) made the initial share purchase of $100,000 on April 1, 2022. The total initial share purchase of $100,000 included 10,000 Class I Shares purchased at $10 per share.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Year Ended March 31, 2024

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$9,661,288
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(114,174,171)
Sales of long-term portfolio investments	4,714,710
Purchase/Sales of short-term investments, net	(19,023,414)
Increase in interest and dividends	(1,005,943)
Decrease in due from Investment Adviser	191,286
Increase in fund shares sold	(493,851)
Decrease in deferred offering costs (Note 2)	11,754
Increase in prepaid expenses	(7,650)
Increase in fund shares redeemed	1,651,876
Increase in audit fee	39,481
Increase in legal fees	15,258
Increase in distribution fees – Class A (Note 3)	1
Increase in distribution fees – Class I (Note 3)	9,764
Increase in deferred tax liability	12,930
Increase in shareholder reporting fees	14,194
Increase in fund services expense	10,628
Increase in Chief Compliance Officer fees	2,852
Decrease in trustees’ fees and expenses	(708)
Increase in accrued other expenses	18,663
Net amortization on investments	(217,705)
Net realized (gain) loss on investments, foreign currency and forward contracts	(231,171)
Net change in unrealized (appreciation) depreciation on investments and forward contracts	(2,348,320)
Net cash provided by (used for) operating activities	(121,148,248)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	133,243,086
Dividends paid to shareholders, net of reinvestments	(6,768,153)
Cost of shares redeemed	(4,457,172)
Net cash provided by (used for) financing activities	122,017,761
Net increase in cash	869,513
Cash:
Beginning of period	129,708
End of period	$999,221
Non-cash financing activities not included herein consist of $76 and $212,152 of reinvested dividends for Class A and Class I Shares, respectively.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period June 6, 2023* Through March 31, 2024
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.85
Net realized and unrealized gain (loss) on investments	0.35
Total income from investment operations	1.20
Less Distributions:
From net investment income	(0.72)
From net realized gain	(0.03)
Total distributions	(0.75)
Net asset value, end of period	$10.45
Total return2,3	10.59%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	1
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed4	2.30%
After fees waived and expenses absorbed4	2.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed4	10.06%
After fees waived and expenses absorbed4	10.06%
Portfolio turnover rate3	25%

* Commencement of public offering.
1 Based on average shares outstanding for the period.
2 Total return would have been lower had fees not been waived or absorbed by the Investment Adviser. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class A Shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended March 31, 2024	For the Period May 9, 2022* Through March 31, 2023
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations:
Net investment income1	0.96	0.54
Net realized and unrealized gain (loss) on investments	0.35	(0.20)
Total from investment operations	1.31	0.34
Less Distributions:
From net investment income	(0.91)	(0.25)
From net realized gain	(0.03)	(0.01)
Total distributions	(0.94)	(0.26)
Net asset value, end of period	$10.45	$10.08
Total return2	13.77%	3.37%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162,687	$31,010
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.35%	5.46%4
After fees waived and expenses absorbed	1.65%	1.65%4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	8.61%	2.22%4
After fees waived and expenses absorbed	9.31%	6.03%4
Portfolio turnover rate	25%	46%3

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Total return would have been lower had fees not been waived or absorbed by the Investment Adviser. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class I Shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2024

Note 1 — Organization
First Trust Private Credit Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated August 16, 2022 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares and Class I Shares.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by allocating at least 80% of its net assets, plus the amount of any borrowings for investment purposes, to a diverse portfolio of private credit instruments. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Adviser and one or more Sub-Advisers (defined in Note 3), in percentages determined at the discretion of the Investment Adviser.
The Fund commenced the public offering of Class I Shares on September 6, 2022 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since June 6, 2023. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board” and the members thereof, “Trustees”). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiary
The Fund may invest up to 25% of its total assets in its subsidiary, FTPCF Cayman Sub1 Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Summary of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTPCF Cayman Sub1 Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The FTPCF Cayman Sub1 Ltd., is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and Statement of Additional Information. As of March 31, 2024, net assets of FTPCF Cayman Sub1 Ltd. were $8,777,766 representing 5.4% of the Fund’s consolidated net assets.
FTPCF Cayman Sub1 Ltd., is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

present time. The subsidiary has submitted a request to the Internal Revenue Service to treat the subsidiary as a disregarded entity effective as of its date of formation, in which case its assets and income will be treated as earned by the Fund directly. If the IRS denies the request, the subsidiary may be treated as a Controlled Foreign Corporation (“CFC”) which is generally not subject to U.S. income tax, unless it were to earn income that is effectively connected with a United States trade or business. However, as a wholly-owned CFC, the subsidiary’s net income and capital gains, to the extent of its earnings and profits, would be included each year in the Fund’s investment company taxable income. Additionally, an election to treat the subsidiary as a disregarded entity that is effective later than the date of its formation would result in a deemed liquidation of a CFC that may have adverse tax consequences.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”
Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Investment Adviser and/or Sub-Advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Adviser or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.
In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

(c) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of such private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on May 9, 2022 through March 31, 2023 and for the year ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 10% annually of the Fund’s NAV per Share (the “Distribution Policy”). Prior to January 1, 2024, the Fund made monthly distributions to its Shareholders equal to 8% annually of the Fund’s NAV per Share. Prior to August 28, 2023, the Fund made monthly distributions to its shareholders equal to 7% annually of the Fund’s NAV per Share. Prior to March 1, 2023, the Fund made monthly distributions to its shareholders equal to 5% annually of the Fund’s NAV per Share. This predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gains, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(h) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund; drafting of bylaws and administration, custody and transfer agency agreements; legal services in connection with the initial meeting of trustees; and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement; the costs of preparation, review and filing of

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the offering costs for the year ended March 31, 2024 are $12,084.
Organizational costs incurred by the Fund have been reimbursed by the Investment Adviser and are subject to recoupment by the Investment Adviser in accordance with the Expense Limitation and Reimbursement Agreement (defined and discussed in Note 3). Offering costs, which are also subject to the Expense Limitation and Reimbursement Agreement, are amortized to expense over twelve months on a straight-line basis.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Agreement”) with the Investment Adviser. Pursuant to the Agreement, the Fund pays the Investment Adviser a monthly fee, in arrears, equal to 1.35% on an annualized basis of the Fund’s net assets determined as of month-end (the “Investment Management Fee”), subject to certain adjustments.
The Investment Adviser has also entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses), do not exceed 2.40% and 1.65% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”). The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Adviser until April 29, 2024. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.40% and 1.65% for the Class A Shares and Class I Shares, respectively.
For the year ended March 31, 2024, the Investment Adviser has waived $530,751 in advisory fees. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Adviser, the Investment Adviser may recoup amounts waived or absorbed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. At March 31, 2024, the amount of these potentially recoverable expenses was $942,269. The Investment Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$411,518
2027	530,751
Total	$942,269
The Fund uses a “multi-adviser” approach whereby the Fund’s assets are allocated amongst the Investment Adviser and one or more sub-advisers in percentages determined at the discretion of the Investment Adviser. During the year ended March 31, 2024, the Investment Adviser has engaged Angel Oak Capital Advisors, LLC (“Angel Oak”), Mount Logan Management, LLC (“Mount Logan”) and Palmer

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

Square Capital Management LLC (“Palmer Square”), (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Adviser and Angel Oak, Angel Oak received a portfolio management fee equal to 0.50% on an annualized basis of the Fund’s NAV as of each month-end, subject to certain adjustments. Angel Oak was terminated as of October 18, 2023, and no longer serves as Sub-Adviser to the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Adviser and Mount Logan, Mount Logan receives a portfolio management fee equal to 1.00% on an annualized basis of the Fund’s NAV as of each month-end, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Adviser and Palmer Square, Palmer Square receives a portfolio management fee equal to 0.50% on an annualized basis of the Fund’s NAV as of each month-end, subject to certain adjustments. Each Sub-Adviser’s fee is paid by the Investment Adviser out of the Investment Management Fee.
Pursuant to exemptive relief from the SEC, the Fund has adopted a Distribution and Service Plan for Class A Shares and Class I Shares. The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A Shares and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution and Service Plan, Class I Shares paid $86,683 and Class A Shares paid $1 as reported on the Consolidated Statement of Operations.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor (the “Distributor”). UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS. For the year ended March 31, 2024, the Fund’s allocated fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund.
Ernst & Young LLP provides tax services to the Fund.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and to continue to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At March 31, 2024, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$159,082,097
Gross unrealized appreciation	$2,969,378
Gross unrealized depreciation	(871,499)
Net unrealized appreciation on investments	$2,097,879
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ended March 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(6,782)	$6,782
As of March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$1,001,164
Undistributed long-term capital gains	29,932
Accumulated capital and other losses	—
Net unrealized appreciation on investments	2,097,879
Other temporary differences	(4,904)
Total accumulated earnings	$3,124,071
The tax character of distributions paid during the year ended March 31, 2024 and March 31, 2023 were as follows:
Distribution paid from:	2024	2023
Ordinary income	$6,940,804	$478,831
Net long-term capital gains	39,577	—
Total taxable distributions	$6,980,381	$478,831
As of March 31, 2024, the Fund had no capital loss carryovers.
Note 5 — Investment Transactions
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term investments, were $114,174,171 and $4,714,710, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting quarterly repurchase offers. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

The results of the repurchase offers conducted during the year ended March 31, 2024 are as follows:
	Repurchase Offer	Repurchase Offer	Repurchase Offer	Repurchase Offer
Commencement Date	May 31, 2023	August 30, 2023	November 29, 2023	February 27, 2024
Repurchase Request Date	June 30, 2023	September 29, 2023	December 29, 2023	March 28, 2024
Repurchase Pricing Date	June 30, 2023	September 29, 2023	December 29, 2023	March 28, 2024
Net Asset Value as of Repurchase Pricing Date
Class A Shares	$—	$10.36	$10.35	$10.45
Class I Shares	$10.21	$10.38	$10.33	$10.45
Amount Repurchased
Class A Shares	$0	$0	$0	$0
Class I Shares	$441,075	$1,241,160	$1,123,061	$1,651,876
Percentage of Outstanding Shares Repurchased
Class A Shares	—%	—%	—%	—%
Class I Shares	.93%	1.85%	1.16%	1.01%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$3,776,028	$4,932,500	$8,708,528
Bank Loans	—	16,316,636	37,353,014	53,669,650
Closed-End Fund	2,882,939	—	—	2,882,939
Collateralized Loan Obligations	—	41,517,526	4,868,595	46,386,121
Private Investment Funds	—	—	14,036,817	14,036,817
Short-Term Investments	26,872,732	—	—	26,872,732
Subtotal	$29,755,671	$61,610,190	$61,190,926	$152,556,787
Private Investments Funds				8,621,845
Total Investments				$161,178,632
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Collateralized Loan Obligations	Private Investment Funds	Warrants
Balance as of March 31, 2023	$1,460,912	$8,648,194	$—	$—	$9,132
Transfers into Level 3	—	348,452	1,460,912	—	—
Transfers out of Level 3	(1,460,912)	—	(950,005)	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	(364)	(106,773)	85,959	8,786,817	—
Included in other comprehensive income	364	46,967	—	—	(2,793)
Net purchases	4,932,500	32,869,955	4,333,324	5,250,000	—
Net sales	—	(4,453,781)	(61,595)	—	(6,339)
Balance as of March 31, 2024	$4,932,500	$37,353,014	$4,868,595	$14,036,817	$—
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(364)	$126,740	$85,959	$786,817	$—

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:
Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Input
Asset Backed Securities	4,932,500	Recent Transaction Price	Recent Transaction Price	N/A
Bank Loans	4,978,992	Discounted Cash Flow	Discount Rates	13.80% – 18.20%
	12,875,307	Income approach	Market Yield/Discount Rate	6.88% – 14.07%
	10,604,569	Recent Transaction Price	Book Value Multiple	N/A
	8,894,147	Yield Analysis	Market Yield	9.91% – 13.71%
Collateralized Loan Obligations	2,171,432	Market Approach	Expected yield	12.78% – 23.03%
	2,697,163	Recent Transaction Price	Recent Transaction Price	N/A
Private Investment Funds	11,231,817	Adjusted Net Asset Value	Reported net asset/fair value adjustments	N/A
	2,805,000	Enterprise Valuation	EV Multiple	6.2x
Note 9 — Affiliated Issuers
The table below reflects transactions during the period with entities advised or sponsored by a Sub-Adviser as of March 31, 2024.
Name of Issuer	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Amortization	Change in Unrealized Appreciation (Depreciation)	Value End of Period
CLOSED-END FUNDS
Palmer Square Capital BDC, Inc.	407,750	2,500,005	—	—	—	(24,816)	2,882,939
COLLATERALIZED LOAN OBLIGATIONS
Mount Logan Funding LP	255,598	1,272,893	—	—	(3,333)	(110,286)	1,414,872
Palmer Square European Loan Funding	650,689	—	—	—	—	(38,735)	611,954
Palmer Square European Loan Funding	299,317	—	—	—	1,559	23,942	324,818
Palmer Square European Loan Funding	—	1,078,378	—	—	—	(64,436)	1,013,942
Palmer Square European Loan Funding	—	1,001,781	—	—	—	(153,766)	848,015
Palmer Square European Loan Funding	—	1,531,475	—	—	—	37,053	1,568,528
Palmer Square European Loan Funding	—	1,063,700	—	—	—	23,821	1,087,521
Palmer Square European Loan Funding	—	2,711,203	—	—	—	(14,040)	2,697,163
Palmer Square Loan Funding Ltd.	279,302	—	—	—	819	18,951	299,072
Palmer Square Loan Funding Ltd.	441,809	—	—	—	—	(10,835)	430,974
Palmer Square Loan Funding Ltd.	—	500,000	—	—	—	(38,426)	461,574
Palmer Square Loan Funding Ltd.	—	825,000	—	—	—	64,160	889,160

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

Name of Issuer	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Amortization	Change in Unrealized Appreciation (Depreciation)	Value End of Period
Palmer Square Loan Funding Ltd.	—	735,000	—	—	788	17,794	753,582
Palmer Square Loan Funding Ltd.	—	1,250,000	—	—	—	12,225	1,262,225
Palmer Square Loan Funding Ltd.	—	500,000	—	—	—	11,018	511,018
Palmer Square Loan Funding Ltd.	—	500,000	—	—	—	2,791	502,791
Palmer Square Loan Funding Ltd.	—	1,463,000	—	—	845	41,073	1,504,918
Total	$2,334,466	$16,932,434	—	—	$679	$(202,513)	$19,065,066

Note 10 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2024 by risk category are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Assets:
Forward foreign currency exchange contracts	$64,516	$64,516
	$64,516	$64,516
	Foreign Exchange Contracts	Total
Liabilities
Forward foreign currency exchange contracts	$11,948	$11,948
	$11,948	$11,948
The effects of derivative instruments on the Consolidated Statement of Operations for the year ended March 31, 2024 are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward contracts	$(38,790)	$(38,790)
	$(38,790)	$(38,790)

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

The notional amount and the number of contracts are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2024 are as follows:
Derivatives not designated as hedging instruments
Forward contracts	Foreign exchange contracts	Notional amount	$(5,096,708)
Note 11 — Unfunded Commitments
The following table summarizes the unfunded commitments as of March 31, 2024.
Unfunded Commitment
Accordion Partners	$30,500
BCP Special Opportunities Offshore Feeder III LP	3,000,000
CW Co-Invest: Ares 2023-1 Sub	439,473
Dentive Capital, LLC	45,464
ENT MSO, LLC	422,196
Fortis Payment Systems, LLC	425,000
IDC Infusion Services	402,597
Orthopaedic (ITC) Buyer, LLC	425,532
PhyNet Dermatology, LLC	1,532,365
RHF VI Funding, LLC	250,000
Riskonnect Parent, LLC	4,000,000
Royal Palm I	405,501
Royal Palm II	81,100
TA/WEG Holdings, LLC	2,847,536
Tank Holding Corp.	180,409
Taoglas Group Holdings Limited	58,106
TCW Direct Lending VIII LLC	8,938,833
TCW Fenix B-1	59,389
TCW Fenix B-2	332,043
Whitehawk IV Plus	731,421
$24,607,465
Note 12 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
March 31, 2024

and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 13 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the consolidated financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The accounting standard update clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its consolidated financial statements, but the impact of the adoption is not expected to be material.
Note 14 — Events Subsequent to the Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements other than the following:
The Board declared a cash dividend for Class A Shares and Class I Shares of $0.08708 and $0.08708, respectively, per Share from undistributed investment income-net, payable on April 3, 2024 to Shareholders of record as of the close of business on April 2, 2024. The ex-dividend date was April 3, 2024.

First Trust Private Credit Fund
FUND INFORMATION
March 31, 2024 (Unaudited)

Board Consideration of the Continuation of the Investment Management Agreement and Subadvisory Agreement
At a meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on March 6  –  7, 2024 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the investment management agreement between First Trust Capital Management L.P. (the “Investment Manager”) and the First Trust Private Credit Fund (the “Fund”) (the “Investment Management Agreement”) and the sub-advisory agreement among the Investment Manager, the Fund and Palmer Square Capital Management LLC (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”) (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Advisory Agreements”).
In advance of the Meeting, the Board requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve either Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Advisers to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Advisers who provide the investment advisory and administrative services to the Fund. The Board determined that the Advisers’ portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including those used by the Investment Manager to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Advisers with respect to the Fund, noting that the Advisers also act as investment adviser to certain funds with a similar investment objective and strategy. The Board considered the performance of the Fund for the period from the Fund’s inception on May 6, 2022 to January 31, 2024 and various other periods. The Board further considered performance information of the Fund compared to other comparable peer funds and indices. The Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.

First Trust Private Credit Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

FEES AND EXPENSES
The Board reviewed the advisory fee rate, sub-advisory fee rate and total expense ratio of the Fund, noting that the Investment Manager pays the Sub-Adviser from its fee. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including third-party reports on the expenses of other comparable funds. The Board noted that the Fund’s advisory fees and expenses were comparable to the fees and expenses payable by other comparable peer funds. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses and that such agreement would automatically renew for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Fund, the sub-advisory fees payable to the Sub-Adviser and total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the advisory fees under the Investment Management Agreement and the fees paid by the Investment Manager to the Sub-Adviser under the Sub-Advisory Agreement, neither of which included breakpoints. The Board considered the Fund’s advisory fees and the fees paid by the Investment Manager to the Sub-Adviser and concluded that such fees were reasonable and satisfactory in light of the services provided. The Board also noted that the Investment Manager did not anticipate economies of scale as the Fund grows.
PROFITABILITY OF INVESTMENT MANAGER AND SUB-ADVISER
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and Sub-Adviser from their relationships with the Fund. The Board also reviewed the Investment Manager’s and Sub-Adviser’s financial condition. The Board noted that the financial condition of each of the Investment Manager and Sub-Adviser appeared stable. The Board determined that the advisory and sub-advisory fees and the compensation to the Investment Manager and Sub-Adviser were reasonable and the financial condition of each was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, reputational benefits and the ability to market other investment products offered by the Investment Manager. The Board noted that (i) the Fund’s distributor is an affiliate of the Investment Manager and receives certain compensation in its role as distributor and for other services related to the Fund, which are paid by the Investment Manager; and (ii) an affiliate of the Investment Manager receives management fees for assets held in the Fund by such affiliate’s wealth management clients for services and resources provided by the affiliate to its clients. The Board noted that the Investment Manager and the Sub-Adviser did not have affiliations with the Fund’s transfer agent, administrator or custodian, and in the case of the Sub-Adviser, the distributor, and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board noted that the Sub-Adviser did not anticipate receiving any demonstratable benefits from its relationship with the Fund other than additional brand awareness. The Board concluded that the advisory fees and sub-advisory fees were reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements.

First Trust Private Credit Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

The Trustees of the Board and officers of the Fund, and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board and is available without charge, upon request, by calling the Fund at (877) 779-1999.
INDEPENDENT TRUSTEES
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003 – 2012); Chief Operating Officer, Brandywine Global Investment Management (1998 – 2002).	17	None
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Retired (since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 – 2009).	17	None
Gary E. Shugrue Year of Birth: 1954 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Retired (since 2023); Managing Director, Veritable LP (investment advisory firm) (2016 – 2023); Founder/President, Ascendant Capital Partners, LP (private equity firm) (2001 – 2015).	17	Trustee, Quaker Investment Trust (2 portfolios) (registered investment company).

First Trust Private Credit Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher** Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Executive Vice President, Trust Platform Director, UMB Fund Services, Inc. (2024 to Present); President and Trustee, Investment Managers Series Trust II (registered investment company) (2013 – Present); Executive Vice President and Director of Fund Accounting, Administration and Tax; UMB Fund Services, Inc. (2007 – 2023).	17	Trustee, Investment Managers Series Trust II (33 portfolios) (registered investment company).
Michael Peck Year of Birth: 1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	Chief Executive Officer and Co-CIO, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012 – Present) President and Co-CIO, Vivaldi Capital Management LP (2012 – March 2024); Portfolio Manager, Coe Capital Management (2010 – 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (2006 – 2008).	N/A	N/A
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operating Officer, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012 – Present); Chief Operating Officer, Vivaldi Capital Management LP (2012 – March 2024); Director, Coe Capital Management LLC (2010 – 2011).	N/A	N/A

First Trust Private Credit Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since Inception	Director, Vigilant Compliance, LLC (investment management solutions firm) (2018 – Present).	N/A	N/A
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception	Senior Vice President, Client Services (2017 – Present).	N/A	N/A

* The fund complex consists of the Fund, AFA Private Credit Fund, Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Capital Appreciation Fund, Aspiriant Risk-Managed Real Assets Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, Felicitas Private Markets Fund, First Trust Alternative Opportunities Fund, First Trust Hedged Strategies Fund, First Trust Private Assets Fund, First Trust Real Assets Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, Pender Real Estate Credit Fund, Variant Alternative Income Fund and Variant Impact Fund.
** Mr. Gallagher is deemed an interested person of the Fund because of his affiliation with the Fund’s Administrator.

First Trust Private Credit Fund
FUND INFORMATION — Continued
March 31, 2024 (Unaudited)

	TICKER	CUSIP
First Trust Private Credit Fund – Class I Shares	FTPCX	33741K209
First Trust Private Credit Fund – Class A Shares	FTCAX	33741K200
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Private Credit Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a)       The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       The registrant’s code of ethics are written standards that are reasonably designed to deter wrongdoing and to promote: (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant; (3) Compliance with applicable governmental laws, rules, and regulations; (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and (5) Accountability for adherence to the code.

(c)       There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)       The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)       The registrant does not intend to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website.

(f)       The registrant has included with this filing, pursuant to Item 13(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $60,600 for 2023 and $58,100 for 2024.

Audit-Related Fees

(b) The aggregate fees billed for the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c) The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the review and preparation of tax returns are $0 for 2023 and $0 for 2024.

All Other Fees

(d) The aggregate fees billed for the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1) The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the fiscal year ended March 31, 2024 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

First Trust Capital Management L.P.

PROXY POLICY AND PROCEDURE

INTRODUCTION

First Trust Capital Management L.P. (“FTCM”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, FTCM has adopted the following policies and procedures to provide information on FTCM’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to FTCM. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

FTCM’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. FTCM considers shareholders’ best economic interests over the long term (i.e., addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

FTCM has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in FTCM’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, considering all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, FTCM typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, FTCM may conduct research internally and/or use the resources of an independent research consultant. FTCM may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

FTCM acknowledges its responsibility to identify material conflicts of interest related to voting proxies. FTCM’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with FTCM, any affiliate or any person associated with FTCM, will be considered only to the extent that FTCM has actual knowledge of such relationships. FTCM then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and FTCM’s interests or the interests of a person affiliated with FTCM on the other, FTCM will abstain from making a voting decision and will document the decision and reasoning for doing so.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. In such situations, FTCM may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate FTCM to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

FTCM will not discuss with members of the public how they intend to vote on any particular proxy proposal.

SPECIAL CONSIDERATIONS

The Funds are subject to the restrictions of Sections 12(d)(1)(A)(i) and (B)(i) of the Investment Company Act of 1940 (the “Act”). Generally, these provisions require that any fund and any entity controlled by that fund (including ETFs that are registered investment companies) may not (i) own, in the aggregate, more than three percent (3%) of the total outstanding voting securities of any registered open-end or closed-end investment company, including money market funds2; (ii) invest more than 5% of its total assets in any one investment company; or (iii) invest more than 10% of its total assets in the securities of other investment companies. Section 12(d)(1)(F) of the Act provides that the Section 12(d)(1) limitations do not apply to the securities acquired by a fund if (x) immediately after the purchase or acquisition of not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund, and (y) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than one and a half percent (1.5%). In the event that one of Funds relies upon Section 12(d)(1)(F), FTCM, acting on behalf of the Fund, will, when voting with respect to any investment company owned by the Fund, comply with either of the following voting restrictions:

●	Seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or
●	Vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

In addition to Section 12(d)(1)(F), Rule 12d1-4 under the Act states that a registered investment company (“Acquiring Fund”) may purchase or otherwise acquire the securities issued by another registered investment company (the “Acquired Fund”) in excess of the limits of Section 12(d)(1) and an Acquired Fund may sell or otherwise dispose of the securities issued by the Acquiring Fund in excess of the limits of Section 12(d)(1) if certain conditions are met. One of the conditions is that if the Acquiring Fund and its advisory group (as defined by Rule 12d1-4), in aggregate (A) hold more than 25% of the outstanding voting securities of an Acquired Fund that is a registered open-end management investment company or registered unit investment trust as a result of a decrease in the outstanding voting securities of an Acquired Fund, or (B) hold more than 10% of the outstanding voting securities of an Acquired Fund that is a registered closed-end management investment company or business development company, each of those holders will vote its securities in the same proportion as the vote of all other holders of such securities. When relying on Rule 12d1-4, the Fund will comply with such voting restrictions as required by Rule 12d1-4 and any applicable provision in the respective Fund of Funds Agreement with the Acquired Fund.

2 The three percent (3%) limit is measured at the time of investment.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

ISS ProxyEdge

FTCM has a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to FTCM’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps FTCM’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii) monitors FTCM’s incoming ballots, performs ballot-to-account reconciliations with FTCM and its third party providers to help ensure that ISS is receiving all ballots for which FTCM has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on FTCM’s behalf based on policy guidelines chosen at the time FTCM entered into the relationship with ISS.
2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on FTCM’s behalf without first receiving FTCM’s specific voting instructions via ProxyExchange.

FTCM has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” FTCM has the option, however, to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, FTCM will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking3 may apply, FTCM has instructed ISS not to cast a vote on FTCM’s behalf unless FTCM provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, First Trust Private Assets Fund, and First Trust Hedged Strategies Fund (collectively, the “Funds of Funds”) are “fund of funds” that invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that the Funds of Funds will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that the Funds of Funds do receive such notices or proxies and the Funds of Funds have voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by the Funds of Funds lies with FTCM as their advisor. FTCM will vote such proxies in accordance with the proxy policies and procedures noted above.

The Funds of Funds are required to file Form N-PX with its complete proxy voting record for the twelve (12) months ended June 30th, no later than August 31st of each year. The Funds of Funds Form N-PX filings will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

3 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to FTCM’s custodian banks. FTCM generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

All Other Funds

With the exception of the First Trust Merger Arbitrage Fund and First Trust Merger Arbitrage ETF, Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, First Trust Private Assets Fund, and First Trust Hedged Strategies Fund, the Funds for which FTCM is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a FTCM portfolio manager only (including Infinity Core Alternative Fund).

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve (12) months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

Palmer Square Capital Management LLC

Proxy Voting Guidelines

In accordance with Rule 30b1-4 under the Investment Company Act of 1940 and Rule 206(4)-6 and 204-2 under of the Investment Advisers Act of 1940, Palmer Square Capital Management LLC (“Palmer Square”) is providing all clients with a summary of its proxy voting procedures.

●	Upon opening an account with Palmer Square, clients are given the option to delegate proxy-voting discretion to Palmer Square by completing the appropriate documents. Palmer Square will only exercise proxy-voting discretion over client shares in the instances where clients give Palmer Square discretionary authority to vote on their behalf.

●	It is Palmer Square’s policy to vote client shares primarily in conformity with Glass Lewis & Co. recommendations, in order to mitigate conflicts of interest that can arise between Palmer Square and its clients. Glass Lewis & Co. and Palmer Square retain a record of all recommendations.

●	Glass Lewis & Co. is an independent third party that issues recommendations based upon its own internal guidelines.

●	Palmer Square conducts a review at least annually of Glass Lewis & Co to assess the firm’s capacity and competency to serve as a proxy advisor.

●	Palmer Square will vote client shares inconsistent with Glass Lewis & Co. recommendations if Palmer Square believes that doing so is in the best interest of its clients.

●	In situations where Palmer Square identifies a material conflict of interest in the voting of proxies due to business or personal relationships that Palmer Square maintains with persons having an interest in the outcome of certain votes, Palmer Square will take appropriate steps to ensure that its proxy voting decisions are made in the best interest of its clients.

●	Palmer Square votes client shares via ProxyEdge, an electronic voting platform provided by Broadridge Financial Solutions, Inc. Additionally, ProxyEdge retains a record of proxy votes for each client.

●	Annually, Palmer Square will file Form N-PX with the SEC, which will contain each fund’s complete proxy voting record.

●	Palmer Square’s Compliance Team will periodically review all proxy votes to ensure consistency with its procedures.

●	Upon request, clients can receive a copy of Palmer Square’s proxy voting procedures and Glass Lewis & Co.’s proxy voting guidelines.

●	These procedures are currently in effect but could be amended in the future

If you have any questions or would like a copy of Palmer Square’s proxy voting procedures, Glass Lewis & Co.’s proxy voting guidelines and/or a record of how your shares were voted, please contact Palmer Square’s Chief Compliance Officer at 816-994-3200.

Mount Logan Management, LLC

Proxy Voting Policy and Procedures

Mount Logan Management LLC (“MLM”) has established written policies and procedures setting forth the principles and procedures by which MLM votes or gives consent with respect to securities owned by the Fund (“Votes”). The guiding principle by which MLM votes all Votes is to vote in the best interests of the Fund by maximizing the economic value of the Fund’s holdings, taking into account the Fund’s investment horizon, the contractual obligations under the relevant Governing Documents, and all other relevant facts and circumstances at the time of the vote. MLM does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, this guiding principle.

It is MLM’s general policy to vote or give consent on all matters presented to security holders in any Vote. However, MLM reserves the right to abstain on any particular Vote or otherwise withhold its vote or consent on any matter if, in the judgment of the Chief Compliance Officer (“CCO”) or the relevant investment professional, the costs associated with voting such Vote outweigh the benefits to the Fund or if the circumstances make such an abstention or withholding otherwise advisable and in the best interests of the Fund.

The Fund generally cannot direct MLM’s Vote.

All voting decisions initially are the responsibility of MLM’s investment professionals, unless there is a material conflict of interest, in which case they should raise it with the CCO. In most cases, MLM investment professionals will make the decision as to the appropriate vote for any particular Vote. In making such decision, they may rely on any of the information and/or research available to them. In the event of a material conflict of interest, if the investment professional and the CCO are unable to arrive at an agreement as to how to vote, then the CCO may consult with MLM’s Board as to the appropriate vote, who will then review the issues and arrive at a decision based on the overriding principle of seeking the maximization of the economic value of the Fund’s holdings.

All MLM investment professionals are expected to perform their tasks relating to the voting of Votes in accordance with the principles set forth above, according the first priority to the best interest of the Fund. The CCO will use his or her best judgment to address any such conflict of interest and ensure that it is resolved in accordance with his or her independent assessment of the best interests of the Fund.

Where the CCO deems appropriate in his or her sole discretion, unaffiliated third parties may be used to help resolve conflicts. In this regard, the CCO shall have the power to retain independent fiduciaries, consultants, or professionals to assist with voting decisions and/or to delegate voting or consent powers to such fiduciaries, consultants or professionals.

Copies of relevant proxy logs, identifying how proxies were voted in connection with the Fund and copies of proxy voting policies are available to any client or prospective client by contacting compliance@bcpartners.com or upon written request to: Mount Logan Management, LLC, Attn: Chief Compliance Officer, 650 Madison Avenue, 23rd Floor, New York, New York 10022.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of First Trust Capital Management L.P. (the “Investment Manager”), Mount Logan Management, LLC and Palmer Square Capital Management LLC (the "Sub-Advisers"), who are primarily responsible for the day-to-day management of First Trust Private Credit Fund’s portfolio as of March 31, 2024:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Michael Peck	Chief Executive Officer & Co-Chief Investment Officer	Since Inception

Chief Executive Officer and Co-CIO, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012

- Present); President and Co-CIO, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2012

– March 2024)

Portfolio Management
Brian Murphy	Co-Chief Investment Officer	Since Inception

Co-Chief Investment Officer and Portfolio Manager, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2014

- Present), Portfolio Manager, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2014 – March 2024)

Portfolio Management
Ted Goldthorpe	Chief Executive Officer	Since October 2022	Chief Executive Officer and Chairman of Mount Logan Capital Inc.	Portfolio Management
Matthias Ederer	Co-President	Since October 2022	Co-President of Mount Logan Management LLC	Portfolio Management
Henry Wang	Co-President	Since October 2022	Co-President of Mount Logan Management LLC	Portfolio Management
Angie K. Long	Chief Investment Officer	Since February 2023	Chief Investment Officer, Palmer Square Capital Management since 2011	Portfolio Management
Christopher D. Long	Chief Executive Officer	Since February 2023	Chief Executive Officer, Palmer Square Capital Management since 2009	Portfolio Management
Taylor R. Moore	Managing Director, Portfolio Manager, Head of Structured Credit Trading	Since February 2023	Managing Director, Portfolio Manager, Head of Structured Credit Trading at Palmer Square Capital Management since 2018, joined Palmer Square in 2013.	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides best available information about portfolios and accounts, other than First Trust Private Credit Fund, for which the members of the Investment Committee of the Investment Manager and Sub-Advisers are primarily responsible for the day-to-day portfolio management as of March 31, 2024:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Michael Peck	1 account/ $15.57M	22 accounts / $261.80M	0 accounts	6 accounts / $2,054.17M	7 accounts / $85.25M	0 accounts
Brian Murphy	1 account / $15.57M	22 accounts / $261.80M	0 accounts	6 accounts / $2,054.17M	14 accounts / $118.02M	0 accounts
Ted Goldthorpe	5 accounts / $1.3B	8 accounts / $4.5B	7 accounts / $1.3B	0 accounts	2 accounts / $27M	1 account / $63M
Matthias Ederer	5 accounts / $1.3B	8 accounts / $4.5B	7 accounts / $1.3B	0 accounts	2 accounts / $27M	1 account / $63M
Henry Wang	5 accounts / $1.3B	8 accounts / $4.5B	7 accounts / $1.3B	0 accounts	2 accounts / $27M	1 account / $63M
Angie K. Long	0 accounts	57 accounts / $23.9B	0 accounts	5 accounts/ 1.5B	63 accounts / $25.8B	60 accounts / $2.4B
Christopher D. Long	0 accounts	57 accounts / $23.9B	0 accounts	4 accounts/ 1.4B	63 accounts $25.8B	84 accounts / $2.4B
Taylor R. Moore	0 accounts	0 accounts	0 accounts	3 accounts/ 518M	0 accounts	0 accounts

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or a Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager or a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager and Sub-Advisers have adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Portfolio Manager Compensation

The below information is provided as of March 31, 2024.

Mr. Peck and Mr. Murphy receive base salaries and bonuses, neither of which is based on performance, and are eligible to avail themselves of life insurance, medical and dental benefits offered to all employees of the Investment Manager and to participate in the Investment Manager’s 401(k) plan. In addition, they are members of VFT Holdings LP and receive compensation based on the overall profitability of the firm and its affiliates.

Each Mount Logan portfolio manager is compensated based on the success of various fund and business platforms. As part of this compensation, the portfolio manager receives a carried interest from the Mount Logan activities that is distributed based on factors such as seniority, longevity and performance, including successful deal sourcing and execution. Each portfolio manager's compensation would increase if the Fund's performance (and net asset value) increased due to each portfolio manager's indirect interest in the Mount Logan, but such compensation is not tied to any specific metric.

The Palmer Square portfolio managers receive a fixed base salary and a discretionary bonus. Each portfolio manager is an equity owner Palmer Square and shares in its profits. The portfolio managers' compensation arrangements are not determined on the basis of specific funds or accounts managed.

(a)(4) The following is listing of the dollar range of shares beneficially owned by each Portfolio Management Team Member as of March 31, 2024:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Michael Peck	$0 - $10,000
Brian Murphy	$0 - $10,000
Ted Goldthorpe	None
Matthias Ederer	None
Henry Wang	None
Angie K. Long	None
Christopher D. Long	None
Taylor R. Moore	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Private Credit Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 7, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	June 7, 2024

* Print the name and title of each signing officer under his or her signature.